ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of significant accounting policies [Abstract]
Disclosure of Detailed Information About Property, Plant and Equipment	Depreciation is calculated using the straight-line method to amortize the cost of each asset to its residual value over its estimated useful life as follows:

Land	No depreciation
Buildings and improvements	10-50 years
Production equipment	5-40 years
Vehicles, furniture and fixtures and other equipment	3-20 years
Depreciation of the right-of-use asset is calculated using the straight-line method over the estimated duration of the lease contract, as follows:
Land                            1-30 years
Buildings and facilities                    1-25 years
Machinery                        1-13 years
Property, plant and equipment, net

	Year ended December 31, 2024
	Land	Buildings and improvements	Production equipment	Vehicles, furniture and fixtures	Work in progress	Spare parts	Right-of-use assets	Total
Values at the beginning of the year
Cost	774,052	4,407,345	8,514,780	344,859	1,121,004	202,923	438,596	15,803,559
Accumulated depreciation	—	(2,162,192)	(5,462,979)	(270,954)	—	(31,271)	(238,476)	(8,165,872)

Net book value as of January 1, 2024	774,052	2,245,153	3,051,801	73,905	1,121,004	171,652	200,120	7,637,687

Opening net book value	774,052	2,245,153	3,051,801	73,905	1,121,004	171,652	200,120	7,637,687
Translation differences	(21,382)	(41,246)	(135,103)	(4,142)	(65,626)	(5,081)	(2,631)	(275,211)
Additions (1)	24,619	22,373	19,222	1,706	1,527,992	44,307	13,850	1,654,069
Disposals / Consumptions	—	(2,604)	—	(970)	(2,366)	(32,342)	(2,658)	(40,940)
Indexation	—	—	—	—	—	—	21,626	21,626
Transfers	3,390	475,523	404,380	45,558	(932,037)	943	(609)	(2,852)
Depreciation charge	—	(179,100)	(354,490)	(27,005)	—	(111)	(52,518)	(613,224)

Closing net book value	780,679	2,520,099	2,985,810	89,052	1,648,967	179,368	177,180	8,381,155

Values at the end of the year
Cost	780,679	4,824,531	8,783,691	371,532	1,648,967	210,643	371,560	16,991,603
Accumulated depreciation	—	(2,304,432)	(5,797,881)	(282,480)	—	(31,275)	(194,380)	(8,610,448)

Net book value as of December 31, 2024	780,679	2,520,099	2,985,810	89,052	1,648,967	179,368	177,180	8,381,155
(1) It includes $966 million related to additions of Property, plant and equipment in Mexico, mainly in connection with the investment plant in the Pesquería facilities.

	Year ended December 31, 2023
	Land	Buildings and improvements	Production equipment	Vehicles, furniture and fixtures	Work in progress	Spare parts	Right-of-use assets	Total
Values at the beginning of the year
Cost	607,971	4,091,108	7,744,607	309,469	547,102	173,731	395,620	13,869,608
Accumulated depreciation	—	(2,012,992)	(5,123,790)	(254,599)	—	(30,864)	(185,476)	(7,607,721)

Net book value as of January 1, 2023	607,971	2,078,116	2,620,817	54,870	547,102	142,867	210,144	6,261,887

Opening net book value	607,971	2,078,116	2,620,817	54,870	547,102	142,867	210,144	6,261,887
Translation differences	(41)	358	1,810	53	(790)	(183)	(869)	338
Acquisition of business (note 3)	93,842	170,609	407,931	10,880	173,100	27,986	20,432	904,780
Additions	70,415	5,333	24,861	2,903	921,175	37,437	16,061	1,078,185
Disposals / Consumptions	(2,314)	(409)	(388)	(952)	(1,861)	(35,792)	(104)	(41,820)
Indexation	—	—	—	—	—	—	10,626	10,626
Transfers	4,179	139,552	343,301	27,825	(517,722)	(252)	—	(3,117)
Depreciation charge	—	(148,406)	(346,531)	(21,674)	—	(411)	(56,170)	(573,192)

Closing net book value	774,052	2,245,153	3,051,801	73,905	1,121,004	171,652	200,120	7,637,687

Values at the end of the year
Cost	774,052	4,407,345	8,514,780	344,859	1,121,004	202,923	438,596	15,803,559
Accumulated depreciation	—	(2,162,192)	(5,462,979)	(270,954)	—	(31,271)	(238,476)	(8,165,872)

Net book value as of December 31, 2023	774,052	2,245,153	3,051,801	73,905	1,121,004	171,652	200,120	7,637,687